SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

BlackRock MuniYield Quality Fund III, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(888) 825-2257

under the

Investment Company Act of 1940

Investment Company Act File No. 811-06540

_________________

1.	Title of the class of securities of BlackRock MuniYield Quality Fund III, Inc. (the "Fund") to be redeemed:

Auction Market Preferred Stock, liquidation preference $25,000 per share, as identified by series and CUSIP in Annex A hereto (the "Shares").

2.	The date on which the securities are to be called or redeemed:

See Annex A for the dates on which Shares of each series are to be redeemed (the "Redemption Date").

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 4(a)(i) of the Fund's Articles Supplementary.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund will redeem all of its outstanding Shares of Series B, C, D, E, G, H and I.  See Annex A for information concerning the number of Shares of Series B, C, D, E, G, H and I and the aggregate principal amount of Shares of each such series to be redeemed.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 20th day of May, 2011.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.

By:	/s/ Neal J. Andrews
Name: Neal J. Andrews
Title: Chief Financial Officer

Annex A

Series	CUSIP	Redemption Date	Total Shares to be Redeemed	Aggregate Principal Amount to be Redeemed
B28	09254E301	June 30, 2011	1,376	$34,400,000
C28	09254E400	June 9, 2011	1,376	$34,400,000
D28	09254E509	June 16, 2011	1,376	$34,400,000
E7	09254E608	June 9, 2011	2,502	$62,550,000
G7	09254E806	June 14, 2011	1,501	$37,525,000
H7	09254E889	June 10, 2011	1,625	$40,625,000
I7	09254E871	June 6, 2011	1,625	$40,625,000